Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ 481	$ (191)	$ 270
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
(Income) loss from discontinued operations	(6)	93	10
Depreciation and amortization	166	128	114
Stock-based compensation expense	49	33	21
Excess tax benefit from stock-based compensation	0	(1)	0
Deferred income taxes	144	(130)	(32)
Gain on sale of property, plant and equipment	(10)	(5)	(10)
Impairment of long-lived and other assets	7	0	14
Changes in operating assets and liabilities:
Receivables	(53)	(57)	(15)
Inventories	(42)	4	(39)
Current payables and accrued expenses	86	50	(13)
Deferred service revenue and customer deposits	31	34	34
Pension and indemnity plans	(994)	452	(69)
Other assets and liabilities	(39)	(22)	(6)
Net cash (used in) provided by operating activities	(180)	388	279
Investing activities
Grant reimbursements from capital expenditures	0	0	5
Expenditures for property, plant and equipment	(80)	(61)	(74)
Proceeds from sales of property, plant and equipment	8	2	39
Additions to capitalized software	(80)	(62)	(57)
Business acquisitions, net of cash acquired	(108)	(1,085)	0
Other investing activities, net	4	0	(24)
Net cash used in investing activities	(256)	(1,206)	(111)
Financing activities
Repurchases of Company common stock	0	(70)	(20)
Tax withholding payments on behalf of employees	(12)	0	0
Repayment of short-term borrowings	0	0	(4)
Repayment of long-term debt	0	0	(1)
Excess tax benefit from stock-based compensation	0	1	0
Proceeds from employee stock plans	53	18	11
Borrowings on term credit facility	150	700	0
Payments on revolving credit facility	(860)	(260)	(75)
Borrowings on revolving credit facility	720	400	75
Proceeds from bond offering	1,100	0	0
Debt issuance cost	(19)	(29)	0
Proceeds from sale of noncontrolling interest	0	43	0
Dividend distribution to minority shareholder	(1)	(1)	0
Net cash provided by (used in) financing activities	1,131	802	(14)
Cash flows from discontinued operations
Net cash used in operating activities	(114)	(37)	(16)
Net cash provided by (used in) investing activities	99	(40)	(100)
Net cash used in discontinued operations	(15)	(77)	(116)
Effect of exchange rate changes on cash and cash equivalents	(9)	(5)	7
Increase (decrease) in cash and cash equivalents	671	(98)	45
Cash and cash equivalents at beginning of period	398	496	451
Cash and cash equivalents at end of period	1,069	398	496
Cash paid during the year for:
Income taxes	32	55	34
Interest	$ 15	$ 5	$ 2